Intangible Assets	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Intangible assets
23	Intangible assets

	Trademarks and licenses	Computer software and others	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2021
Cost	1,815,576	255,063	2,070,639
Accumulated amortization	(5,000)	(118,968)	(123,968)
Impairment	—	(64,209)	(64,209)

Net book amount	1,810,576	71,886	1,882,462

Year ended December 31, 2021
Opening net book amount	1,810,576	71,886	1,882,462
Additions	—	3,126	3,126
Impairment	(963,948)	—	(963,948)
Amortization charge	—	(22,234)	(22,234)

Closing net book amount	846,628	52,778	899,406

As of December 31, 2021
Cost	1,815,576	258,189	2,073,765
Accumulated amortization	(5,000)	(141,202)	(146,202)
Impairment	(963,948)	(64,209)	(1,028,157)

Net book amount	846,628	52,778	899,406

	Trademarks and licenses	Computer software and others	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2022
Cost	1,815,576	258,189	2,073,765
Accumulated amortization	(5,000)	(141,202)	(146,202)
Impairment	(963,948)	(64,209)	(1,028,157)

Net book amount	846,628	52,778	899,406

Year ended December 31, 2022
Opening net book amount	846,628	52,778	899,406
Additions	—	2,134	2,134
Disposals	—	(756)	(756)
Impairment	—	(403)	(403)
Amortization charge	—	(15,325)	(15,325)

Closing net book amount	846,628	38,428	885,056

As of December 31, 2022
Cost	1,389,576	253,145	1,642,721
Accumulated amortization	(5,000)	(150,105)	(155,105)
Impairment	(537,948)	(64,612)	(602,560)

Net book amount	846,628	38,428	885,056

	Trademarks and licenses	Computer software and others	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2023
Cost	1,389,576	253,145	1,642,721
Accumulated amortization	(5,000)	(150,105)	(155,105)
Impairment	(537,948)	(64,612)	(602,560)

Net book amount	846,628	38,428	885,056

Year ended December 31, 2023
Opening net book amount	846,628	38,428	885,056
Additions	—	1,503	1,503
Disposals	—	(618)	(618)
Impairment	—	—	—
Amortization charge	—	(11,022)	(11,022)

Closing net book amount	846,628	28,291	874,919

As of December 31, 2023
Cost	846,628	252,527	1,099,155
Accumulated amortization	—	(159,624)	(159,624)
Impairment	—	(64,612)	(64,612)

Net book amount	846,628	28,291	874,919

(a)	Impairment tests for intangible assets
The trademarks and licenses were intangible assets acquired in business combinations as part of the reorganization of the Group. Most of the trademarks and licenses acquired were determined to have indefinite useful life as there is no foreseeable limit to the period over which these assets are expected to generate net cash inflows for the Group.
Impairment reviews on the trademarks and licenses with indefinite useful life were conducted by the Group at the end of years according to IAS 36 “Impairment of assets”. For the purposes of impairment assessment, the recoverable amount of the trademarks and licenses with indefinite life was determined based on the higher of the fair value less cost of disposal and value-in-use
calculations. Given there is no active market for the Group’s trademarks and licenses with indefinite life,

management did the
value-in-use
calculations to determine the recoverable amounts based on discounted cash flows. With reference to cash flow projection developed based on financial budgets covering a three to five-year period approved by management of the Group. As the contractual tenor of its loan product is 36 months, the cash flow forecast period of Puhui was eight years based on a financial budget covering a five-year period approved by management. As such, key assumptions underlying the five-year financial budget are used to develop the cash flows for the first five years. To develop the cash flows for the remaining period, management assumed the business would grow at the terminal growth rate. From the viewpoint of management of the Group and the market participants, the Group’s business is expected to reach a steady and stable terminal growth rate likely after a five-year period.
Based on management’s assessment on the recoverable amounts of the intangible assets, impairment losses amounting to RMB964 million, nil and nil were recognized for the years ended December 31, 2021, 2022 and 2023, respectively. Other than the aforementioned impairment, the results of cash flow projections exceed the carrying amount of each related intangible asset. However, subsequent impairment tests may be based on different assumptions and future cash flow projections, which may result in impairment losses for these assets in the foreseeable future.
The trademarks and licenses of the Group are primarily relating to trademark rights of Puhui of RMB800.7 million. The key assumptions used for value-in-use
calculations of trademark rights of Puhui are as follows:

	As of December 31,
	2021	2022	2023
Revenue growth rates	3%-8%	-22% - 30%	-25%-26%
Pre-tax discount rates	26%	21%	20%
Long term growth rate	3%	2%	2%
Management has determined the values assigned to each of the above key assumptions as follows:

Assumption	Approach used to determining values
Revenue growth rates	Based on recent macroeconomic, policy and industry factors, past performance and management’s expectations of market development.

Pre-tax discount rates	Reflect systematical risks and specific risks relating to the relevant segments and the countries in which they operate.

Long-term growth rate	This is the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rate is consistent with forecasts included in industry reports.
The excess of the recoverable amount of Puhui’s trademark over its carrying amount:

	As of December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	3,795,189	4,761,332	1,296,090

While it is impracticable for the Group to estimate the impact on future periods, the following table sets forth the impact of management judgement of reasonable possible scenarios in each of the key assumptions, with all other variables held constant, on Puhui’s trademark rights impairment testing at the dates indicated. As shown below, the possible changes of key parameters would not cause the carrying amount of trademark rights of Puhui to exceed its recoverable amount at the dates indicated.

	Unfavourable Change			Favourable Change
As of December 31, 2021	Change in assumption	Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Change in assumption	Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Excess of the recoverable amount of trademark rights of Puhui over its carrying amount
		RMB’000	RMB’000		RMB’000	RMB’000
Revenue growth rates (GAGR)	-35bp	(83,267)	3,711,922	+35bp	85,108	3,880,297
Pre-tax discount rate	+100 bp	(198,144)	3,597,045	-100bp	217,092	4,012,281
Long-term growth rate	-100 bp	(146,486)	3,648,703	+100bp	164,796	3,959,985

	Unfavourable Change			Favourable Change
As of December 31, 2022	Change in assumption	Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Change in assumption	Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Excess of the recoverable amount of trademark rights of Puhui over its carrying amount
		RMB’000	RMB’000		RMB’000	RMB’000
Revenue growth rates (GAGR)	- 106 bp	(237,258)	4,524,074	+106 bp	245,670	5,007,002
Pre-tax discount rate	+100 bp	(332,500)	4,428,832	-100 bp	373,724	5,135,056
Long-term growth rate	-100 bp	(259,337)	4,501,995	+100bp	299,236	5,060,568

	Unfavourable Change			Favourable Change
As of December 31, 2023	Change in assumption	Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Change in assumption	Change in the excess of the recoverable amount of trademark rights of Puhui over its carrying amount	Excess of the recoverable amount of trademark rights of Puhui over its carrying amount
		RMB’000	RMB’000		RMB’000	RMB’000
Revenue growth rates (GAGR)	-80 bp	(78,519)	1,217,571	+80bp	159,464	1,377,035
Pre-tax discount rate	+100 bp	(115,392)	1,180,698	-100bp	244,838	1,425,536
Long-term growth rate	-100bp	(69,639)	1,226,451	+100bp	150,419	1,376,870